Disposal of assets and other transactions	6 Months Ended
Jun. 30, 2024
Disposal Of Assets And Other Transactions
Disposal of assets and other transactions

23.	Disposal of assets and other transactions

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

				06.30.2024	12.31.2023
	E&P	G&LCE	Corporate and other businesses	Total	Total
Assets classified as held for sale
Investments	−	10	−	10	−
Property, plant and equipment	412	−	−	412	335
Total	412	10	−	422	335
Liabilities on assets classified as held for sale
Finance debt	−	-	78	78	99
Provision for decommissioning costs	707	-	−	707	442
Total	707	−	78	785	541

23.1.	Sales pending closing at June 30, 2024

Cherne and Bagre fields

On April 25, 2024, the Company signed an agreement with Perenco Pétroleo e Gás Ltda (“Perenco”) for the sale of its entire interest in the Cherne and Bagre fields, located in shallow waters of the Santos Basin.

The amount to be received is US$ 10, of which US$ 1 was received at the transaction signing and the remainder will be received on the closing date.

23.2.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2024	Assets recognized in previous periods	Balance of contingent assets as of June 30, 2024

Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	21	246	383
Baúna field	November 2020	285	48	196	41
Miranga cluster	December 2021	85	15	70	−
Cricare cluster	December 2021	118	−	76	42
Peroá cluster	August 2022	43	−	10	33
Papa-Terra field	December 2022	90	16	16	58
Albacora Leste field	January 2023	250	167	58	25
Norte Capixaba cluster	April 2023	66	−	22	44
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	April 2022	5,244	101	948	4,195
Total		6,953	368	1,720	4,865